Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Debt
	December 31, 2019	December 31, 2018
Secured short-term loans	$6,584,664	$6,082,574
Total short-term bank loans	$6,584,664	$6,082,574

Schedule of Secured Short-Term Bank Debt

Detailed information of secured short-term loan balances as of December 31, 2019 and 2018 were as follows:

	December 31, 2019	December 31, 2018
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$4,017,664	$4,361,310
Guaranteed by IST and guaranteed by iASPEC and guaranteed by Mr. Lin and Collateralized by ISIOT and Secured by ISTIL	1,985,874	1,721,264
Guaranteed by IST and guaranteed by Mr. Lin and guaranteed by DU YONG	258,278	-
Guaranteed by High-tech Investment Company(i) and Mr. Lin	322,848	-
Total	$6,584,664	$6,082,574

(i) High-tech Investment Company is an unrelated third party.